Pointbreak Diversified Commodity Strategy Fund
POINTBREAK DIVERSIFIED STRATEGY COMMODITY FUND FUND SUMMARY
Investment Objective
The Pointbreak Diversified Commodity Strategy Fund (the “Fund”) seeks to provide total return that exceeds that of the Solactive Diversified Commodity Index. The Fund will seek excess return above the Solactive Diversified Commodity Index primarily through the active management of futures contracts on commodities and short duration, highly liquid, high quality bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Pointbreak Diversified Commodity Strategy Fund Pointbreak Diversified Commodity Strategy Fund	[1],[2]
Management Fees	0.42%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver and Expense Reimbursement	0.16%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.42%
[1]	Other Expenses include the estimated brokerage fees paid by the Fund for the purchase and sale of Commodities Futures held by the Subsidiary. The estimated brokerage fees are approximately 0.02% of the Fund’s Annual Operating Expenses. The Other Expenses also include direct expenses for maintaining the Subsidiary. The estimated expenses for maintaining the Subsidiary are approximately 0.01% of the Fund’s Annual Operating Expenses. The remaining Other Expenses are costs paid to the Fund’s and the Subsidiary’s custodian and transfer agent, the Fund’s distributor, independent accountants and the Benchmark provider.
[2]	The Other Expenses are estimated amounts for the current fiscal year, as the Fund has not commenced operations as of the date of this prospectus.
[3]	Pointbreak Advisers LLC (the “Adviser”) has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until December 31, 2017, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) of the Fund are limited to 0.42% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the Fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund’s Operating Expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed or at the time of recoupment. The Expense Limitation Agreement may not be terminated by any of the parties to the Agreement, including the Board of Trustees, prior to December 31, 2017.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
Pointbreak Diversified Commodity Strategy Fund | Pointbreak Diversified Commodity Strategy Fund | USD ($)	42	164	[1]
[1]	The 3 Year example is calculated with the expectation that the Expense Limitation Agreement will not be in place after December 31, 2017.

Portfolio Turnover
The Fund pays transaction costs, such as brokerage fees and commissions, when it buys and sells futures contracts and securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total return that exceeds that of a benchmark, the Solactive Diversified Commodity Index (the “Benchmark”) over time. The Fund will seek total return in excess of that of the Benchmark primarily through the active management of a portfolio of futures contracts on commodities and Treasury bills, other Government securities, cash, money market funds or short-term bond funds with similar investments, highly rated corporate or other non-Government fixed-income securities, with maturities up to 12 months. The Fund is not an index tracking exchange-traded fund and is not required to invest in the specific components of the Benchmark. However, the Fund will generally seek to maintain a portfolio of instruments similar to those included in the Benchmark and will seek exposure to commodities included in the Benchmark.

The Benchmark is rules-based index composed of futures contracts on 16 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors: aluminum, Brent crude oil, cocoa, copper, corn, gold, heating oil, live cattle, natural gas, “RBOB” gasoline, silver, soybeans, sugar #11, wheat, WTI crude oil and zinc. Commodities are investable assets with tangible, physical properties. Futures contracts on commodities (“Commodities Futures”) generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity (or, in some contracts, a cash equivalent) at a pre-determined future date and price. The value of Commodities Futures is based upon the price movements of the underlying commodities.

If the price of a long-term futures contract is greater than the near-term futures price, the market is considered to be in “contango.” If the price of a long-term futures contract is less than the near-term futures price, the market is considered to be in “backwardation.” The Benchmark will seek to increase the weightings of those commodities whose futures markets display the most backwardation, or the least contango, among the 16 commodities. The Benchmark will further seek to select the contract month, for each specific commodity, among the next 13 months that display the most backwardation, or the least contango, and does not attempt to always own those contracts that are closest to expiration.

The Fund utilizes a subsidiary (the “Subsidiary”) for purposes of investing in Commodities Futures. The Subsidiary is a limited partnership operating under Cayman Islands law. The Subsidiary is wholly-owned and controlled by the Fund and is advised by the Adviser. The Fund will use its discretion on how much of its total assets to invest in the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Commodities Futures returns within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.

Although the Fund, through the Subsidiary, will generally invest in Commodities Futures that are components of the Benchmark, the Fund and the Subsidiary will be actively managed and will not be required to invest in all or limit their investments solely to such Commodities Futures. In this regard, the Fund and the Subsidiary may hold the same Commodities Futures in approximately, but not exactly, the same weights as the Benchmark. The Fund and the Subsidiary will generally hold such Commodities Futures with the same maturity as the Benchmark, but may select a different month of maturity in seeking to achieve better performance than the Benchmark.

After investing in the Subsidiary, the Fund seeks to exceed the performance of the Benchmark by investing in remaining assets directly in cash, cash-like instruments and high quality securities that provide liquidity and have differing maturity rates, with the Adviser actively managing such investments to outperform the fixed income component of the Benchmark. The Fund will hold such instruments directly, whereas the Subsidiary will hold Commodities Futures as well as such instruments.

The Fund may also enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

Concentration Policy: The Fund may not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries. This restriction will not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities of other investment companies.
Principal Risks
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Investors should be aware that investing in futures contracts is substantially risky.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Purchase and Sale of Fund Shares section of the Fund’s prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in time of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at discounts from NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash, rather than for in-kind, due to the nature of the Fund’s investments. As such, an investment in Shares will be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

Collateral Securities Risk. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds and other short-term bond funds are subject to management fees and other expenses, and the Fund’s investments in such funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund may seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest, as well as credit risk.

Commodities Risk. The Fund will generally seek to maintain a portfolio of Commodity Futures Contracts similar to those included in the Benchmark and will seek exposure to the commodities included in the Benchmark. Investing in Commodities Futures subjects the Fund to the risks and hazards that are inherent in the commodities markets. Such risks and hazards may cause the price of those commodities to decline or to experience a significant level of volatility, which in turn could result in a decline in or substantial fluctuations in the price of the Fund’s shares, both of which present risks for investors.

The price and availability of commodities is often heavily influenced by economic and industry conditions, including, but not limited to, supply and demand factors. The primary factors are discussed below.

Factors impacting the demand for commodities. The demand for commodities generally, often closely correlates with general economic growth rates. Recessions or other periods of low or negative economic growth will typically have a direct adverse impact on commodity prices. Additionally, other factors that affect general economic conditions in the world or in a major region, such as changes in population growth rates, periods of civil unrest, government austerity programs, or currency exchange rate fluctuations, can also adversely impact the demand for commodities. Downgrades to a particular country’s debt, defaults, inability to access debt markets due to credit or legal constraints, liquidity crises and other events or conditions that adversely impact the functioning of financial markets and institutions, also may adversely impact the demand for commodities.

Other factors may decrease the demand for certain commodities and therefore have a negative impact on their price. For example, seasonal weather patterns, changes in technology or consumer preferences, and demographic trends may decrease consumer demand for particular commodities.

Factors impacting the supply of commodities. Commodities prices also vary depending on a number of factors affecting supply. For example, increased supply from the development of hybrid crops (such as corn and soybeans) and technologies for efficient farming tend to reduce prices in such commodity to the extent such supply increases are not offset by commensurate growth in demand. World food supply levels can also be affected by factors that reduce available supplies, such as embargoes, the occurrence of wars, hostile actions, natural disasters, crop disease, various planting, growing or harvesting problems, severe weather conditions such as drought, floods, heavy rains, frost or natural disasters, or unexpected unavailability of distribution channels that may disrupt supplies. Technological change can also alter the relative costs for companies to produce, and process and distribute a commodity, which in turn may affect the supply of and demand for such commodity.

Seasonal fluctuations in the price of certain commodities may cause risk to an investor because of the possibility that share prices will be depressed. In the futures market, fluctuations are typically reflected in contracts expiring during the peak season. Accordingly, seasonal fluctuations could result in an investor incurring losses upon the sale of Fund shares.

Governmental regulation. Commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting a particular industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control and import and export restrictions on commodities and commodity products, can influence the production of certain commodities, the location and size, the volume and types of imports and exports, and industry profitability. Additionally, commodity productions is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of raw materials as well as the transporting, storing and distributing of related commodity products. Commodity producers may also need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate production of commodities. In addition, international trade disputes can adversely affect commodity trade flows by limiting or disrupting trade between countries or regions.

Once a contract is selected it will remain in the Benchmark until it reaches its expiration month, when it will be replaced by the new optimal month. In pursuing its investment strategy, and particularly when the Fund actively “rolls” its Commodities Futures, the Fund may engage in frequent trading of its Futures Contracts, resulting in a high portfolio turnover rate.

Commodity Pool Registration Risk. Under regulations promulgated by the CFTC, the Subsidiary and the Fund will be considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and will manage both the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO imposes additional compliance obligations, which could increase costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of investments by local banks, agents and depositories.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Derivatives Risk. The Fund’s use of futures contracts (i.e., Commodities Futures), which are derivative instruments, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to commodities or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain.

Futures Contract Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.

Gap Risk. The Fund is subject to the risk that a commodity price will change between periods of trading. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, which may have an adverse impact on the Fund.

Interest Rate Risk. The Fund’s investments in U.S. Government and other fixed-income securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Issuer Risk. The Fund’s performance depends on the performance of individual investments to which the Fund has exposure. Any issuer of such investments may perform poorly, causing the value of the portfolio to decline.

Leverage Risk. The Subsidiary may invest in portfolio investments that can give rise to a form of economic leverage. Because derivatives may have a component of economic leverage, adverse changes in the value or level of the underlying asset can result in the magnification of gains or losses on the investment held by the Fund, and may potentially result in a loss greater than the amount invested in the derivative itself. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet any required asset segregation requirements when it may not be advantageous for the Fund to do so.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.

Management Risk. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

New Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size. If the Fund does not reach an economically viable size, the Board of Trustees of the Fund could decide to liquidate the Fund.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Portfolio Turnover Risk. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total return that exceeds that of the Benchmark over time. In pursuing its investment strategy, particularly when “rolling” futures contracts, the Fund may engage in frequent trading of its portfolio securities, resulting in a high portfolio turnover rate. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund or an increase in taxable capital gain distributions to the Fund’s shareholders.

Secondary Market Trading Risk. An investment in the Fund faces numerous risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.
Trading Issues. Although Fund shares are listed for trading on the BATS Global Markets, Inc. (“BATS”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the BATS, make trading in shares inadvisable. There can be no assurance that the requirements of the BATS necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the BATS. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.
Strategy Risk. The design of the Benchmark is such that each time the Benchmark is rebalanced and/or reconstituted, the Fund’s portfolio of Commodities Futures must also be rebalanced and/or reconstituted to reflect the changing composition of the Benchmark. In the event of a commodity futures market where near month contracts to expire trade at a higher price than next month contracts to expire, a situation referred as “backwardation”, then absent the impact of the overall movement in commodity prices, the value of the Benchmark would tend to rise as it approaches expiration. As a result, the Fund may benefit because it would be selling more expensive contracts and buying less expensive ones on an ongoing basis. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next month contracts, a situation referred to as “contango”, then absent the impact of the overall movement in commodity prices, the value of the Benchmark would tend to decline as it approaches expiration. As a result, the Fund’s total return may be lower than might otherwise be the case because it would be selling less expensive contracts and buying more expensive ones. The impact of backwardation and contango may cause the total return of the Fund to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Benchmark. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, this could have a significant negative impact on the Fund’s NAV and total return.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk. To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

THE FUND INTENDS TO MEET THE REQUIREMENTS NECESSARY TO QUALIFY FOR FAVORABLE TAX TREATMENT AS A “REGULATED INVESTMENT COMPANY,” OR “RIC” UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. AS SUCH, THE FUND MUST SATISFY, AMONG OTHER REQUIREMENTS, CERTAIN ONGOING ASSET DIVERSIFICATION, SOURCE-OF-INCOME AND ANNUAL DISTRIBUTION REQUIREMENTS. IF THE FUND FAILS TO SATISFY SUCH REQUIREMENTS, IT MAY LOSE ITS STATUS AS A REGULATED INVESTMENT COMPANY, AND IN SUCH CASE, ALL OF ITS TAXABLE INCOME WOULD BE SUBJECT TO U.S. FEDERAL INCOME TAX AT REGULAR CORPORATE RATES WITHOUT ANY DEDUCTION FOR DISTRIBUTIONS TO SHAREHOLDERS. DISQUALIFICATION AS A RIC WOULD HAVE A MATERIAL ADVERSE EFFECT ON THE VALUE OF THE FUND’S SHARES AND THE FUND’S DISTRIBUTION AMOUNTS.

Valuation Risk. During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees (the “Board”) of the Pointbreak ETF Trust (the “Trust”)) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.
Performance Information
The Fund is new and therefore does not have performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.pointbreakETFs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.